Guarantees, Commitments and Pledged Assets - Summary of Other Indirect Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	$ 290,233	$ 264,126
Commercial letter of credit [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	682	811
Commitments to extend credit original term to maturity of one year or less [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	85,997	70,862
Commitments to extend credit original term to maturity of more than one year [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	149,377	141,011
Securities lending [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	53,082	50,300
Securities purchase and other commitment [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	$ 1,095	$ 1,142